Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 12 Leases

The components of lease cost were as follows:

	Years Ended December 31,
(in thousands)	2022	2021
Lease Cost
Finance lease cost:
Amortization of right-of-use assets	$207	$139
Interest on lease liabilities	46	58
Total finance lease cost	253	197

Operating lease cost	1,647	71
Variable lease cost	838	-
Short-term lease cost	50	11
Total operating lease cost	2,535	82

Total lease cost	$2,788	$279

The remaining weighted-average lease term and the weighted-average discount rate were as follows:

	December 31, 2022	December 31, 2021
Weighted Average Remaining Lease Term
Operating leases	2.1 years	6.3 years
Finance leases	2.7 years	3.0 years

Weighted Average Discount Rate
Operating leases	3.4%	3.0%
Finance leases	9.0%	8.5%

Supplemental cash flow information related to leases was as follows:

	Years Ended December 31,
(in thousands)	2022	2021
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows from operating leases	$2,470	$121
Operating cash flows from finance leases	29	26
Financing cash flows from finance leases	167	133

Right-of-use assets obtained in exchange for lease obligations
Operating leases:	$4,964	$1,558
Finance leases	47	270

The aggregate maturities of the Company’s lease liabilities as of December 31, 2022 are as follows:

(in thousands)	Operating Leases	Finance Leases	Total Leases
Years ended December 31:
2023	$1,727	$130	$1,857
2024	968	91	1,059
2025	773	71	844
2026	212	10	222
2027	164	-	164
Thereafter	155	-	155
Total future minimum lease payments	3,999	302	4,301
Less: imputed interest	(221)	(44)	(265)
Present value of lease liabilities	$3,778	$258	$4,036

Lease Revenue

The Company leases commercial properties under agreements that are classified as operating leases. The Company’s commercial property leases generally include minimum rents and do not include recoveries for property taxes and common area maintenance.

The Company’s rental revenues are earned from its EV Depot operations and are a component of Infrastructure revenues disclosed in Note 4, Revenue. The following table summarizes the components of rental revenue for the years ended December 31, 2022 and 2021:

	Years Ended December 31,
(in thousands)	2022	2021
Revenue:
Fixed component	$4,792	$-
Variable component	-	-
Total	$4,792	$-

The following table summarizes the future rental payments to be received by the Company under non-cancelable leases:

(in thousands)	Amount
Years ended December 31:
2023	$2,828
2024	1,018
2025	770
2026	-
2027	-
Thereafter	-
Total	$4,616